Royalties (Tables)	12 Months Ended
Apr. 30, 2024
Royalties And Royalty Options
Schedule of Royalties and Royalty Options

	Royalties	Royalty Options	Total
	($)	($)	($)
Balance, as at April 30, 2022	43,880	143	44,023
Additions	2,313	(143)	2,170
Depletion	(147)	—	(147)
Foreign currency translation	818	—	818
Balance, as at April 30, 2023	46,864	—	46,864
Additions	75	—	75
Depletion	(459)	—	(459)
Foreign currency translation	291	—	291
Balance, as at April 30, 2024	46,771	—	46,771

Schedule of Royalties

	Cost				Accumulated Depletion			Carrying Amount
	April 30, 2023	Additions	Foreign Currency Translation	April 30, 2024	April 30, 2023	Depletion	April 30, 2024	April 30, 2024
	($)	($)	($)	($)	($)	($)	($)	($)
Anderson project	7,751	—	129	7,880	—	—	—	7,880
Churchrock project	792	—	13	805	—	—	—	805
Cigar Lake project	4,704	—	—	4,704	—	—	—	4,704
Dawn Lake project	282	—	—	282	—	—	—	282
Dewey-Burdock project	1,445	—	24	1,469	—	—	—	1,469
Energy Queen project	68	—	1	69	—	—	—	69
Lance project	1,781	—	30	1,811	—	—	—	1,811
Langer Heinrich project	2,822	—	—	2,822	—	—	—	2,822
McArthur River project	11,543	—	—	11,543	(147)	(459)	(606)	10,937
Michelin project	4,262	—	—	4,262	—	—	—	4,262
Reno Creek project	305	—	5	310	—	—	—	310
Roca Honda project	167	—	3	170	—	—	—	170
Roughrider, Russell Lake and Russell Lake South projects	5,923	75	—	5,998	—	—	—	5,998
San Rafael project	546	—	9	555	—	—	—	555
Slick Rock project	3,076	—	51	3,127	—	—	—	3,127
Whirlwind project	68	—	1	69	—	—	—	69
Workman Creek project	1,476	—	25	1,501	—	—	—	1,501
	47,011	75	291	47,377	(147)	(459)	(606)	46,771